Changes in Class L Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Feb. 01, 2014	Feb. 02, 2013	Jan. 28, 2012	Oct. 02, 2013
Temporary Equity [Line Items]
Beginning Balance	$ 1,029,189
Beginning Balance (in shares)	5,183,506
Issuance of Class L Common Stock	236,920
Accretion of Class L Preferred Return	104,859	141,571	121,048
Ending Balance		1,029,189
Ending Balance (in shares)		5,183,506
Class L Common Stock
Temporary Equity [Line Items]
Beginning Balance	1,029,189	884,945	790,755
Beginning Balance (in shares)	5,183,506	5,104,677	5,050,924	5,299,927
Issuance of Class L Common Stock (in shares)	117,588	73,940	60,549
Issuance of Class L Common Stock	2,531	2,155	1,961
Issuance/Forfeiture of Restricted Shares and Compensation, Shares		5,000	(6,636)
Issuance/Forfeiture of Restricted Shares and Compensation	61	488	1,187
Repurchase of Class L Common Stock, shares		(111)	(160)
Repurchase of Class L Common Stock		(7)	(6)
Dividend	(33,600)	37	(30,000)
Accretion of Class L Preferred Return	104,859	141,571	121,048
Other, Shares	(1,167)
Other	(21)
Conversion of Class L Stock to Common Stock	(1,103,019)
Conversion of Class L Stock to Common Stock, Shares	(5,299,927)
Ending Balance		$ 1,029,189	$ 884,945
Ending Balance (in shares)		5,183,506	5,104,677	5,299,927